UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8216

PIMCO Strategic Global Government Fund, Inc.

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, California 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Strategic Global Government Fund, Inc.

840 Newport Center Drive

Newport Beach, California 92660

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: January 31

Date of reporting period: August 1, 2005 - October 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on

Form N-5(§§ 239.24 and 274.9 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission

may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making rules.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange

Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments

PIMCO Strategic Global Government Fund, Inc.

October 31, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 2.3%
Banking & Finance 0.6%
Banque Centrale de Tunisie
7.375% due 04/25/2012	$2,000	$2,222

Industrials 1.7%
Pemex Project Funding Master Trust
5.750% due 12/15/2015	3,000	2,917
Petroliam Nasional Bhd.
7.625% due 10/15/2026	2,300	2,771
Southern Peru Copper Corp.
7.500% due 07/27/2035	1,000	960

		6,648

Total Corporate Bonds & Notes (Cost $8,129)		8,870

U.S. GOVERNMENT AGENCIES 265.0%
Fannie Mae
4.212% due 11/01/2030 (a)	53	53
4.241% due 10/01/2031 (a)	40	41
4.250% due 11/25/2024	340	288
4.275% due 10/01/2031 (a)	54	56
4.375% due 11/01/2027 (a)	163	167
4.776% due 08/01/2031 (a)	328	342
4.834% due 09/01/2028 (a)	122	124
4.839% due 02/01/2028 (a)	215	220
4.884% due 12/01/2028 (a)	331	336
4.904% due 04/01/2030 (a)	90	92
4.915% due 02/01/2032 (a)	74	77
4.940% due 03/01/2032 (a)	368	379
5.000% due 05/25/2016 - 05/01/2020 (c)	3,135	3,094
5.027% due 02/01/2027 (a)	174	178
5.310% due 08/25/2033	8,200	7,994
5.500% due 08/25/2014 - 03/13/2036 (c)	353,285	348,591
5.750% due 06/25/2033	100	100
5.773% due 12/01/2028 (a)	137	142
5.807% due 08/25/2043	2,500	2,488
6.000% due 02/25/2017 - 01/25/2044 (c)	337,911	340,550
6.500% due 05/01/2013 - 07/01/2035 (c)	10,989	11,315
6.500% due 09/25/2042 - 06/25/2044 (c)(d)	13,391	13,736
7.000% due 02/01/2015 - 03/25/2045 (c)	11,829	12,309
7.000% due 03/25/2045 (d)	6,904	7,141

Schedule of Investments

PIMCO Strategic Global Government Fund, Inc.

October 31, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
7.044% due 03/01/2032 (a)	328	328
7.315% due 12/01/2025 (a)	290	296
7.346% due 02/01/2030 (a)	163	168
7.500% due 10/25/2022 - 10/25/2042 (c)	4,922	5,177
7.500% due 06/25/2044 (d)	7,284	7,673
7.750% due 03/01/2031 (a)	91	92
7.815% due 12/01/2030 (a)	256	259
8.000% due 07/19/2030	5,262	5,478
Federal Housing Administration
7.430% due 06/01/2024	1,407	1,414
Freddie Mac
3.678% due 04/01/2033 (a)	143	143
4.290% due 12/01/2026 (a)	74	76
5.000% due 10/15/2016 - 02/15/2024 (c)	526	524
5.072% due 03/01/2035 (a)	8,208	8,170
5.500% due 07/01/2025 - 03/13/2036 (c)	86,737	85,656
6.000% due 10/15/2012 - 11/14/2035 (c)	90,144	91,097
6.500% due 04/15/2018 - 03/25/2044 (c)	37,831	38,943
7.000% due 06/01/2008 - 10/25/2043 (c)	11,920	12,450
7.500% due 06/01/2025 - 07/01/2033 (c)	4,245	4,488
8.000% due 08/15/2022 - 08/01/2024 (c)	387	404
8.250% due 10/01/2007	24	25
8.500% due 10/01/2030	1,210	1,283
Government National Mortgage Association
5.500% due 04/20/2035 - 06/20/2035 (a)(c)	1,172	1,145
6.500% due 06/20/2032	150	157
7.000% due 02/15/2024 - 03/20/2031 (c)	9,817	10,240
7.500% due 07/15/2006 - 02/15/2028 (c)	2,789	2,962
8.000% due 06/15/2016 - 11/15/2022 (c)	328	348
8.500% due 10/15/2016 - 02/15/2031 (c)	72	78
Small Business Administration
4.754% due 08/10/2014	1,928	1,897
5.038% due 03/10/2015	995	994
6.300% due 07/01/2013 - 06/01/2018 (c)	1,830	1,889
6.400% due 08/01/2013	411	422
7.449% due 08/01/2010	296	316
7.540% due 08/10/2009	691	734

Total U.S. Government Agencies (Cost $1,047,489)		1,035,139

MORTGAGE-BACKED SECURITIES 30.8%
Countrywide Alternative Loan Trust

Schedule of Investments

PIMCO Strategic Global Government Fund, Inc.

October 31, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
6.500% due 07/25/2035	2,453	2,486
Countrywide Home Loan
6.000% due 11/25/2026	10,000	10,003
7.500% due 11/25/2034 (d)	7,684	8,088
CS First Boston Mortgage Securities Corp.
7.000% due 02/25/2034 (d)	4,811	4,911
DLJ Commercial Mortgage Corp.
7.340% due 10/10/2032	1,500	1,615
GMAC Mortgage Corp. Loan Trust
5.236% due 08/19/2034 (a)	1,623	1,601
GSAA Home Equtiy Trust
6.000% due 04/01/2034	9,652	9,670
GSMPS Mortgage Loan Trust
7.500% due 06/19/2027	290	300
8.000% due 09/19/2027	3,876	4,101
GSRPM Mortgage Loan Trust
7.000% due 06/25/2043 (d)	11,249	11,457
MASTR Alternative Loans Trust
6.500% due 03/25/2034	4,474	4,548
MASTR Reperforming Loan Trust
7.000% due 05/25/2035	7,803	8,136
Nomura Asset Acceptance Corp.
7.500% due 03/25/2034 (d)	9,036	9,541
7.000% due 10/25/2034	6,671	6,915
7.500% due 10/25/2034	20,014	21,227
Residential Asset Mortgage Products, Inc.
7.000% due 08/25/2016 (d)	7,399	7,571
8.500% due 10/25/2031 (d)	3,126	3,220
8.500% due 11/25/2031	3,500	3,682
Washington Mutual MSC Mortgage Pass-Through Certificates
7.000% due 03/25/2034	1,080	1,101

Total Mortgage-Backed Securities (Cost $122,436)		120,173

SOVEREIGN ISSUES 21.1%
Republic of Brazil
11.500% due 03/12/2008	2,500	2,813
8.000% due 01/15/2018	2,902	3,005
10.125% due 05/15/2027	3,038	3,516
12.250% due 03/06/2030	9,580	12,789
11.000% due 08/17/2040	5,000	6,014
Republic of Chile

Schedule of Investments

PIMCO Strategic Global Government Fund, Inc.

October 31, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
7.125% due 01/11/2012	2,000	2,221
Republic of Ecuador
12.000% due 11/15/2012	8,000	7,960
9.000% due 08/15/2030 (a)	212	190
Republic of Panama
8.250% due 04/22/2008	2,000	2,133
9.375% due 07/23/2012	3,325	3,890
Republic of Peru
9.125% due 02/21/2012	10,000	11,610
Republic of Ukraine
7.650% due 06/11/2013	500	539
Republic of Venezuela
9.375% due 01/13/2034	1,000	1,166
Russian Federation
11.000% due 07/24/2018	2,680	3,925
12.750% due 06/24/2028	3,227	5,865
5.000% due 03/31/2030 (a)	7,437	8,278
United Mexican States
8.625% due 03/12/2008	395	428
9.875% due 02/01/2010	5,180	6,105

Total Sovereign Issues (Cost $63,117)		82,447

FOREIGN CURRENCY-DENOMINATED ISSUES (i)(j) 4.5%
Gaz Capital S.A.
5.875% due 06/01/2015	EC 1,000	1,297
Republic of Germany
4.750% due 07/04/2008	6,500	8,186
United Mexican States
8.000% due 07/23/2008	DM 12,100	8,329

Total Foreign Currency-Denominated Issues (Cost $17,684)		17,812

	# of Contracts
PURCHASED CALL OPTIONS 0.0%
U.S. Treasury Bond 30-Year Futures (CBOT)
Strike @ 129.000 Exp. 11/22/2005	255	4
U.S. Treasury Note 10-Year Futures (CBOT)
Strike @ 118.000 Exp. 11/22/2005	246	4

Total Purchased Call Options (Cost $9)		8

Schedule of Investments

PIMCO Strategic Global Government Fund, Inc.

October 31, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
PURCHASED PUT OPTIONS 0.0%
Fannie Mae (OTC)
5.500% due 11/14/2035
Strike @ 96.120 Exp. 11/07/2005	$23,500	0
6.000% due 01/12/2036
Strike @ 96.000 Exp. 01/05/2006	63,000	7

Total Purchased Put Options (Cost $10)		7

SHORT-TERM INSTRUMENTS 4.1%
Commercial Paper 1.4%
Barclays U.S. Funding Corp.
4.200% due 02/27/2006	1,600	1,578
General Electric Capital Corp.
4.140% due 01/27/2006	3,900	3,860

		5,438

Repurchase Agreement 1.5%
State Street Bank
3.400% due 11/01/2005	5,961	5,961
(Dated 10/31/2005. Collateralized by Freddie Mac 5.250% due 01/15/2006 valued at $6,083. Repurchase proceeds are $5,962.)

U.S. Treasury Bills 1.2%
3.446% due 12/15/2005 (e)(f)	4,725	4,705

Total Short-Term Instruments (Cost $16,105)		16,104

Total Investments (b) (Cost $1,274,979)	327.8%	$1,280,560
Other Assets and Liabilities (Net)	(227.8%)	(889,924)

Schedule of Investments

PIMCO Strategic Global Government Fund, Inc.

October 31, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
Net Assets	100.0%	$390,636

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security.

(b)	As of October 31, 2005, portfolio securities with an aggregate market value of $10,628 were valued with reference to securities whose prices are more readily obtainable.

(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d)	The average amount of borrowings outstanding during the nine-months ended October 31, 2005 was $33,995 at a weighted average interest rate of 4.65%. On October 31, 2005, securities valued at $73,338 were pledged as collateral for reverse repurchase agreements. The Fund is authorized to borrow funds and utilize leverage in amounts not exceeding thirty-three and one-third percent of its total assets. The Fund’s ability to leverage creates an opportunity for increased net income, but at the same time poses special risks. If the income from the securities purchased with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing had not been used, reducing the amount available for distribution to shareholders.

(e)	Securities with an aggregate market value of $996 have been pledged as collateral for swap contracts on October 31, 2005.

(f)	Securities with an aggregate market value of $1,120 have been segregated with the custodian to cover margin requirements for the following open futures contracts on October 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note Futures	Short	12/2005	314	$909
U.S. Treasury 30-Year Bond Futures	Short	12/2005	255	1,346
U.S. Treasury 5-Year Note Futures	Short	12/2005	750	47

				$2,302

(g)	Interest Rate Swap agreements outstanding on October 31, 2005:

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-month USD-LIBOR	Pay	4.570%	01/27/2015	$12,000	$(369)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/15/2025	165,400	4,947
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	09/30/2025	150,000	(4,542)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2007	8,300	97
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.025%	08/11/2025	60,000	(1,183)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2025	87,400	3,281
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.955%	09/28/2025	140,000	(4,194)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	12/15/2025	140,000	4,223

						$2,260

(h)	Short sales open on October 31, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	11/14/2035	$100,000	$98,750	$98,656
Fannie Mae	6.000%	11/14/2035	150,000	151,424	151,313
Freddie Mac	5.500%	11/14/2035	81,500	80,468	80,456

				$330,642	$330,425

(i)	Forward foreign currency contracts outstanding on October 31, 2005:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EC	14,584	11/2005	$88	$0	$88
Buy	JY	422,122	12/2005	0	(74)	(74)

				$88	$(74)	$14

(j)	Principal amount denoted in indicated currency:

DM	– German Mark
EC	– Euro
JY	– Japanese Yen

(k)	On October 31, 2005, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$21,069	$(15,488)	$5,581

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Strategic Global Government Fund, Inc.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President/Principal Executive Officer

Date:	December 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President/Principal Executive Officer

Date	December 20, 2005

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer/Principal Financial Officer

Date:	December 20, 2005